CAPITAL STOCK (Details - Stock option activity) - Stock Options [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares options outstanding, Beginning balance | shares	0
Weighted average exercise price, Beginning balance | $ / shares	$ 0
Number of shares options, Granted | shares	90,002
Weighted average exercise price, Granted | $ / shares	$ 5.15
Number of shares options, Exercised | shares	0
Weighted average exercise price, Exercised | $ / shares	$ 0
Number of shares options, Expired/Forfeited | shares	0
Weighted average exercise price, Expired/Forfeited | $ / shares	$ 0
Number of shares options outstanding, Ending balance | shares	90,002
Weighted average exercise price, Ending balance | $ / shares	$ 5.15
Number of shares options, Vested and Exercisable | shares	22,500
Weighted average exercise price, Vested and Exercisable | $ / shares	$ 5.15